Hedging derivatives - Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	€ 978	€ 704	€ (5,483)
Ineffective recognised in the income statement	16	63	74
Reclassified amount of reserves to the income statement	(1,256)	(2,622)	1,254
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	22	59	119
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	30	72	155
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	(17)	(38)	(16)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	9	25	(20)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	558	2,592	(3,016)
Ineffective recognised in the income statement	(6)	4	(45)
Reclassified amount of reserves to the income statement	(1,256)	(2,622)	1,254
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	163	2,179	(2,458)
Ineffective recognised in the income statement	(12)	2	1
Reclassified amount of reserves to the income statement	(1,166)	(1,647)	(370)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	312	7	(178)
Ineffective recognised in the income statement	20	(1)	(10)
Reclassified amount of reserves to the income statement	319	(416)	2,130
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	155	164	(638)
Ineffective recognised in the income statement	(14)	2	(39)
Reclassified amount of reserves to the income statement	(340)	(431)	587
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(70)	233	258
Ineffective recognised in the income statement	0	1	3
Reclassified amount of reserves to the income statement	(69)	(128)	(1,093)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(2)	9	0
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	420	(1,888)	(2,467)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	420	(1,888)	(2,467)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0